Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Inventories
(in thousands)	March 31, 2024	December 31, 2023
Raw materials and components	$1,975	$2,021
Work in process	387	443
Finished goods, net of reserve	2,084	1,615
	$4,446	$4,079

Schedule of Inventory Reserves
Inventory reserve balance at December 31, 2023	$384
Inventory write-offs during 2024	(4)
Benefit from inventory reserve during 2024	14
Inventory reserve balance at March 31, 2024	$394

FG Group Holdings Inc [Member]
Schedule of Inventories
	December 31, 2023	December 31, 2022
Raw materials and components	$2,021	$1,826
Work in process	443	279
Finished goods	1,615	1,284
	$4,079	$3,389

Schedule of Inventory Reserves

The following table details a roll-forward of the inventory reserve during 2023 (in thousands):

Inventory reserve balance at December 31, 2022	$486
Inventory write-offs during 2023	(67)
Benefit from inventory reserve during 2023	(35)
Inventory reserve balance at December 31, 2023	$384

Strong Global Entertainment Inc [Member]
Schedule of Inventories	Inventories consisted of the following (in thousands):
	March 31, 2024	December 31, 2023
Raw materials and components	$1,975	$2,021
Work in process	387	443
Finished goods	2,084	1,615
	$4,446	$4,079

	December 31, 2023	December 31, 2022
Raw materials and components	$2,021	$1,826
Work in process	443	279
Finished goods	1,615	1,284
Total Inventories	$4,079	$3,389

Schedule of Inventory Reserve
Inventory reserve balance at December 31, 2023	$384
Inventory write-offs during 2024	(4)
Provision for inventory reserve during 2024	14
Inventory reserve balance at March 31, 2024	$394

The following table details a roll-forward of the inventory reserve during 2023 (in thousands):

Inventory reserve balance at December 31, 2022	$486
Inventory write-offs during 2023	(67)
Benefit from inventory reserve during 2023	(35)
Inventory reserve balance at December 31, 2023	$384